Deferred tax balances (Tables)	12 Months Ended
Jun. 30, 2023
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Summary of Movement in Net Deferred Tax Position
The movement for the year in the Group’s net deferred tax position is as follows:

	2023	2022	2021
	US$M	US$M	US$M
Net deferred tax (liability)/asset
At the beginning of the financial year	(3,007)	(1,402)	(91)
Acquisition of subsidiaries and operations 1	(867)	–	–
Income tax charge recorded in the income statement 2 ,3	(387)	(125)	(1,325)
Income tax credit/(charge) recorded directly in equity	6	(42)	42
Divestment and demerger of subsidiaries and operations 4	–	(1,439)	–
Other movements	12	1	(28)

At the end of the financial year	(4,243)	(3,007)	(1,402)

1	Relates to the acquisition of OZL on 2 May 2023. Refer to n ote 29 ‘Business combinations for more information.

2	Includes Discontinued operations income tax (charge)/credit to the income statement in 2022 of US$(61) million (2021: US$273 million).

3
Includes US$(283) million revaluation of deferred tax balances in the year ended 30 June 2023, following the substantive enactment of the Chilean Royalty Bill. Refer to note 3 ‘Exceptional items’ for more information.

4	Relates to the divestment of BMC and merger of Petroleum with Woodside. Refer to notes 3 ‘Exceptional items’ and 28 ‘Discontinued operations’ for more information.

Summary of Composition of Net Deferred Tax Assets and Liabilities and Deferred Tax Expense Charged/(Credited) to Income Statement
The composition of the Group’s net deferred tax assets and liabilities recognised in the balance sheet and the deferred tax expense charged/(credited) to the income statement is as follows:

	Deferred tax assets		Deferred tax liabilities		Charged/(credited) to the income statement
	2023	2022	2023	2022	2023	2022	2021
	US$M	US$M	US$M	US$M	US$M	US$M	US$M
Type of temporary difference
Depreciation 1	(629)	(526)	6,259	4,844	452	554	488
Exploration expenditure	11	9	(1)	–	(2)	13	347
Employee benefits	27	21	(425)	(322)	(94)	20	(68)
Closure and rehabilitation	143	104	(1,753)	(1,448)	(296)	24	(515)
Resource rent tax	–	–	–	–	–	(129)	(309)
Other provisions	64	70	(210)	(192)	4	49	77
Deferred income	14	51	–	(1)	37	(31)	(31)
Deferred charges	(82)	(57)	644	584	85	7	68
Investments, including foreign tax credits	225	139	370	365	(54)	(298)	414
Foreign exchange gains and losses	(14)	(13)	190	154	42	33	63
Tax losses	276	225	(214)	(307)	37	28	678
Lease liability 1	18	17	(767)	(594)	(83)	(10)	67
Other	3	16	206	(20)	259	(135)	46

Total	56	56	4,299	3,063	387	125	1,325

1	Includes deferred tax associated with the recognition of right-of-use assets and lease liabilities on adoption of IFRS 16. Refer to note 22 ‘Leases’.

Summary of Composition of Unrecognised Deferred Tax Assets and Liabilities
The composition of the Group’s unrecognised deferred tax assets and liabilities is as follows:

	2023	2022
	US$M	US$M
Unrecognised deferred tax assets
Tax losses and tax credits 1	8,572	8,462
Investments in subsidiaries 2	1,661	1,597
Mineral rights 3	3,287	2,781
Other deductible temporary differences 4	1,912	1,777

Total unrecognised deferred tax assets	15,432	14,617

Unrecognised deferred tax liabilities
Investments in subsidiaries 2	2,179	2,099

Total unrecognised deferred tax liabilities	2,179	2,099

1
At 30 June 2023, the Group had income and capital tax losses with a tax benefit of US$5,709 million (2022: US$5,777 million) and tax credits of US$2,863 million (2022: US$2,685 million), which are not recognised as deferred tax assets, because it is not probable that future taxable profits or capital gains will be available against which the Group can utilise the benefits.

The gross amount of tax losses carried forward that have not been recognised is as follows:

Year of expiry	2023	2022
	US$M	US$M
Income tax losses
Not later than one year	22	–
Later than one year and not later than two years	5	–
Later than two years and not later than five years	47	43
Later than five years and not later than 10 years	549	248
Later than 10 years and not later than 20 years	1,317	1,290
Unlimited	4,889	4,157

	6,829	5,738

Capital tax losses
Not later than one year	–	–
Later than two years and not later than five years	–	–
Unlimited	13,870	14,173

Gross amount of tax losses not recognised	20,699	19,911

Tax effect of total losses not recognised	5,709	5,777

Of the US$2,863 million of tax credits, US$2,405 million expires not later than 10 years (2022: US$2,129 million) and US$458 million expires later than 10 years and not later than 20 years (2022: US$556 million).

2
The Group has deferred tax assets and deferred tax liabilities associated with undistributed earnings of subsidiaries that have not been recognised because the Group is able to control the timing of the reversal of the temporary differences and it is not probable that these differences will reverse in the foreseeable future. Where the Group has undistributed earnings held by associates and joint interests, the deferred tax liability will be recognised as there is no ability to control the timing of the potential distributions.

3
The Group has deductible temporary differences relating to mineral rights for which deferred tax assets have not been recognised because it is not probable that future capital gains will be available against which the Group can utilise the benefits. The deductible temporary differences do not expire under current tax legislation.

4
The Group has other deductible temporary differences for which deferred tax assets have not been recognised because it is not probable that future taxable profits will be available against which the Group can utilise the benefits. The deductible temporary differences do not expire under current tax legislation.